TAXES ON INCOME (Schedule of Net Profit (Loss)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
United States	$ 608	$ (461)
Israel	1,416	2,579
Profit before taxes on income	$ 2,024	$ 2,118	$ 658